Short-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short term Investments
Short-term Investments	$ 24,270,000	$ 0
Bank deposits maturing over three months | Minimum
Short term Investments
Bank deposit maturity period (in days)	91 days
Bank deposits maturing over three months | Maximum
Short term Investments
Bank deposit maturity period (in days)	186 days
Bank deposits maturing over three months | Weighted average
Short term Investments
Effective interest rate (as a percent)	0.71%
Bank deposits maturing over three months | US dollar
Short term Investments
Short-term Investments	$ 24,270,000